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                                  UNITED STATES                             OMB APPROVAL
                       SECURITIES AND EXCHANGE COMMISSION               OMB Number:    3235-0582
                              WASHINGTON, DC 20549                      Expires:  March 31, 2006
                                                                        Estimated average burden
                                    FORM N-PX                           hours per response..14.4
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          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY



Investment Company Act file number           811-21749
                                  ----------------------------------------------

                             CRM Mutual Fund Trust
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               (Exact name of registrant as specified in charter)


                                 c/o PFPC Inc.
                             103 Bellevue Parkway,
                              Wilmington, DE 19808
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              (Address of principal executive offices) (Zip code)


                          Corporation Service Company
                        2711 Centerville Road Suite 400
                              Wilmington, DE 19808
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                    (Name and address of agent for service)



                                    Copy to:
                               Thomas John Holton
                             Bingham McCutchen LLP
                               150 Federal Street
                                Boston MA, 02110

Registrant's telephone number, including area code:         212-326-5336
                                                   -----------------------------

Date of fiscal year end:  June 30
                        ------------

Date of reporting period: July 1, 2004 - June 30, 2005
                         ------------------------------

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.
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                              PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2004 TO JUNE 30, 2005

As of June 30, 2005, CRM Mutual Fund Trust (the "Registrant") had not commenced operations. CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund and CRM Large Cap Value Fund (the "Funds") are currently series of WT Mutual Fund and will be reorganized into corresponding new series of the Registrant on or about September 20, 2005. The proxy voting records of the Funds for the period July 1, 2004 to June 30, 2005 can be found as part of WT Mutual Fund's Form N-PX filing made on August 24, 2005 (Investment Company Act File Number 811-08648; CIK Number 0000927413; SEC Accession No. 0000950116-05-002867).
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                          CRM Mutual Fund Trust
          ----------------------------------------------------------------------


By (Signature and Title)*      /s/ Carlos Leal
                         -------------------------------------------------------
                              Carlos Leal, Chief Financial Officer


Date August 29, 2005
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*Print the name and title of each signing officer under his or her signature.